Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.2%
	CONSUMER DISCRETIONARY — 12.7%
158	America's Car-Mart, Inc.*	$13,411
88	Bright Horizons Family Solutions, Inc.*	13,380
262	Brunswick Corp.	15,434
840	Callaway Golf Co.	16,078
71	Deckers Outdoor Corp.*	15,621
142	Hasbro, Inc.	11,746
591	LKQ Corp.*	16,388
66	Pool Corp.	22,080
335	PulteGroup, Inc.	15,507
347	ServiceMaster Global Holdings, Inc.*	13,838
46	Ulta Beauty, Inc.*	10,303
39	Vail Resorts, Inc.	8,345
		172,131
	CONSUMER STAPLES — 1.7%
190	BJ's Wholesale Club Holdings, Inc.*	7,894
103	Lamb Weston Holdings, Inc.	6,826
394	U.S. Foods Holding Corp.*	8,755
		23,475
	FINANCIALS — 13.9%
748	Amalgamated Bank - Class A	7,914
111	American Financial Group, Inc.	7,435
183	Axis Capital Holdings, Ltd.[1]	8,059
576	BankUnited, Inc.	12,620
252	Brown & Brown, Inc.	11,408
417	Cannae Holdings, Inc.*	15,537
779	ConnectOne Bancorp, Inc.	10,961
895	First Foundation, Inc.	11,698
152	Globe Life, Inc.	12,145
339	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	14,329
462	HomeStreet, Inc.	11,901
158	LPL Financial Holdings, Inc.	12,114
522	PacWest Bancorp	8,916
313	Voya Financial, Inc.	15,002
294	Walker & Dunlop, Inc.	15,582
308	Wintrust Financial Corp.	12,335
		187,956
	HEALTH CARE — 18.8%
43	Alnylam Pharmaceuticals, Inc.*	6,261
264	AMN Healthcare Services Inc*	15,433
277	Aprea Therapeutics, Inc.*	6,665
394	Avrobio, Inc.*	5,130
417	BioTelemetry, Inc.*	19,007

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
170	Bruker Corp.	$6,757
71	Charles River Laboratories International, Inc.*	16,078
28	Chemed Corp.	13,450
116	Emergent BioSolutions, Inc.*	11,986
167	Encompass Health Corp.	10,852
85	Exact Sciences Corp.*	8,666
324	Halozyme Therapeutics, Inc.*	8,515
96	ICON PLC*,1	18,345
63	ICU Medical, Inc.*	11,514
1,495	ImmunoGen, Inc.*	5,382
97	Ionis Pharmaceuticals, Inc.*	4,603
1,164	Kezar Life Sciences, Inc.*	5,634
58	LHC Group, Inc.*	12,328
59	Ligand Pharmaceuticals, Inc.*	5,624
1,073	NextGen Healthcare, Inc.*	13,670
150	Omnicell, Inc.*	11,199
480	OraSure Technologies, Inc.*	5,841
409	Premier, Inc. - Class A	13,427
63	Reata Pharmaceuticals, Inc. - Class A*	6,137
41	West Pharmaceutical Services, Inc.	11,271
		253,775
	INDUSTRIALS — 20.3%
168	Axon Enterprise, Inc.*	15,238
152	Brink's Co.	6,246
99	Chart Industries, Inc.*	6,957
237	Columbus McKinnon Corp.	7,845
90	FTI Consulting, Inc.*	9,537
194	Gibraltar Industries, Inc.*	12,637
998	Harsco Corp.*	13,882
157	HEICO Corp. - Class A	13,920
432	Hillenbrand, Inc.	12,251
205	IAA, Inc.*	10,674
91	IDEX Corp.	16,599
443	Ingersoll-Rand PLC*	15,771
148	John Bean Technologies Corp.	13,600
195	Mercury Systems, Inc.*	15,105
105	Middleby Corp.*	9,419
76	Nordson Corp.	14,578
60	Teledyne Technologies, Inc.*	18,612
556	Titan Machinery, Inc.*	7,356
130	TransUnion	10,937
188	UFP Industries, Inc.	10,624
84	United Rentals, Inc.*	14,658

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
143	Valmont Industries, Inc.	$17,758
		274,204
	INFORMATION TECHNOLOGY — 20.2%
157	Blackline, Inc.*	14,072
252	Bottomline Technologies de, Inc.*	10,624
110	Euronet Worldwide, Inc.*	10,021
65	Everbridge, Inc.*	8,172
186	FARO Technologies, Inc.*	11,342
282	FLIR Systems, Inc.	10,110
188	LivePerson, Inc.*	9,774
153	Lumentum Holdings, Inc.*	11,495
886	ON Semiconductor Corp.*	19,217
132	OSI Systems, Inc.*	10,245
65	Paylocity Holding Corp.*	10,492
396	Perficient, Inc.*	16,925
453	Pluralsight, Inc. - Class A*	7,760
111	SYNNEX Corp.	15,547
171	Teradyne, Inc.	13,588
374	Trimble, Inc.*	18,214
43	Tyler Technologies, Inc.*	14,988
1,579	Unisys Corp.*	16,848
420	Upland Software, Inc.*	15,834
281	WNS Holdings Ltd. ADR*	17,973
916	Xperi Holding Corp.	10,525
		273,766
	MATERIALS — 2.4%
239	Ingevity Corp.*	11,816
131	Minerals Technologies, Inc.	6,694
136	Reliance Steel & Aluminum Co.	13,878
		32,388
	REAL ESTATE — 8.9%
208	American Campus Communities, Inc. - REIT	7,263
391	Americold Realty Trust - REIT	13,978
128	Camden Property Trust - REIT	11,390
166	CyrusOne, Inc. - REIT	11,625
403	Duke Realty Corp., REIT	14,871
84	EastGroup Properties, Inc. - REIT	10,864
102	Jones Lang LaSalle, Inc.	9,757
200	National Retail Properties, Inc. - REIT	6,902
731	Physicians Realty Trust - REIT	13,092
314	Rafael Holdings, Inc. - Class B*	4,867

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
110	Sun Communities, Inc. - REIT	$15,467
		120,076
	UTILITIES — 2.3%
361	Essential Utilities, Inc.	14,530
321	Spire, Inc.	17,077
		31,607
	TOTAL COMMON STOCKS
	(Cost $1,290,453)	1,369,378

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$33,576	UMB Money Market Fiduciary, 0.01%[2]	33,576
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,576)	33,576
	TOTAL INVESTMENTS — 103.7%
	(Cost $1,324,029)	1,402,954
	Liabilities in Excess of Other Assets — (3.7)%	(49,935)
	NET ASSETS — 100.0%	$1,353,019

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.